Financing Income (Expenses), Net (Details) - Schedule of components of the financing expenses - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of the Financing Expenses [Abstract]
Adjustment to liability in respect of government grants	[1]	₪ (86)	₪ (31)	₪ (56)
Interest in respect of shareholders loans	[2]			(28)
Issuance costs allocated to warrant liability	[3]	(723)
Interest in respect of leasing liability	[4]	(43)	(61)	(33)
Exchange rate differentials, bank commissions and miscellaneous			(136)
Total		₪ (852)	₪ (228)	₪ (117)

[1]	See Note 10 above.
[2]	In January 2020, the Company signed a loan agreement with various shareholders whereby they would grant a loan to the Company in an aggregate amount of NIS 682, at annual interest of between 4.67% - 6%, for a period of 45 days. In June 2020, the Company repaid the loans, plus interest that was added from the date of receipt of the loans. Accordingly, during the year ended December 31, 2020, the Company recorded interest expenses in an amount of NIS 28.
[3]	See Note 12C8 below.
[4]	See Note 8 above.